Income Taxes - Deferred taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Federal net operating loss carryforwards	$ 9,903	$ 7,235
Capitalized research and development expense	8,652	5,665
Tax credits	417	417
Other	180	100
Net deferred tax assets before valuation allowance	19,152	13,417
Valuation allowance	(19,152)	(13,417)
Net deferred tax assets after valuation allowance	$ 0	$ 0